Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 284,958,200.00
Total Fee Amount	39,352.73
Total Offset Amount	0.00
Net Fee	$ 39,352.73
Offering Table N/A
Offset Table N/A	N/A